Cushing® SMID Growth Focused Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021

	Shares	Fair Value
Common Stock - 98.9%
Biotechnology - 9.7%
United States - 9.7%
Alnylam Pharmaceuticals, Inc. (1)	1,133	$228,220
Exact Sciences Corporation (1)	1,260	131,519
Flexion Therapeutics (1)	17,178	102,724
		462,463
Building Products - 3.2%
United States - 3.2%
View Inc. (1)	30,484	152,725

Chemicals - 4.2%
United States - 4.2%
Ingevity Corporation (1)	2,479	199,287

Consumer Discretionary - 4.2%
United States - 4.2%
Planet Fitness, Inc. (1)	2,466	200,486

Diversified Telecom Services - 3.1%
United States - 3.1%
Bandwidth Inc. (1)	1,410	145,089

Electronic Equipment - 3.8%
United States - 3.8%
Akoustis Technologies, Inc. (1)	17,958	178,143

Financial Services - 4.7%
United States - 4.7%
SVB Financial Group (1)	402	224,919

Healthcare Equipment & Supplies - 12.5%
United States - 12.5%
Abiomed, Inc. (1)	533	193,991
Hologic Inc. (1)	2,472	195,660
Cytosorbents Corporation (1)	21,447	205,248
		594,899
Machinery - 15.5%
Israel - 5.3%
Kornit Digital Ltd (1)	1,914	249,528
United States - 10.3%
Charts Industrials, Inc. (1)	1,385	260,906
Evoqua Water Technologies Corporation (1)	5,818	226,437
		736,871
Pharmaceuticals - 7.8%
United States - 7.8%
Aerie Pharmaceuticals, Inc. (1)	12,273	182,990
Intra Cellular Therapies, Inc. (1)	5,623	186,684
		369,674
Software - 26.2%
United States - 26.2%
Everbridge, Inc. (1)	1,332	209,084
Hubspot, Inc. (1)	304	208,079
Medallia Inc. (1)	5,835	197,048
Rapid7, Inc. (1)	1,767	214,726
Ringcentral, Inc. (1)	759	191,465
Smartsheet, Inc. (1)	2,792	222,159
		1,242,561
Specialty Retail - 3.9%
United States - 3.9%
Five Below, Inc. (1)	879	187,060
Total Common Stock (Cost $3,489,049)		$4,694,176

	Shares	Fair Value
Short-Term Investments - Investment Companies - 1.0%
United States - 1.0%
First American Government Obligations Fund - Class X, 0.01%(2)	24,242	$24,242
First American Treasury Obligations Fund - Class X, 0.03%(2)	24,242	24,242
Total Short-Term Investments (Cost $24,242)		$48,484

Total Investments - 99.9% (Cost $3,537,533)		$4,742,660
Liabilities in Excess of Other Assets- 0.1.%		3,151
Total Net Assets Applicable to Unitholders - 100.0%		$4,745,811

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended August 31, 2021. As such, it is classified as a non-income producing security as of August 31, 2021.
(2)	Rate reported is the current yield as of August 31, 2021.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$4,694,176	$4,694,176	$-	$-
Total Equity Securities	4,694,176	4,694,176	-	-
Other
Short Term Investments (a)	48,484	48,484	-	-
Total Other	48,484	48,484	-	-
Total Assets	$4,742,660	$4,742,660	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2021.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2021.